THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, DISTRIBUTOR,
TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-298-3442

GE ASSET MANAGEMENT
--------------------------------------------------------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE

ALPS
                                   [GRAPHIC]
                                                           MUTUAL FUNDS SERVICES


SPONSOR AND DISTRIBUTOR
MEMBER NASD



                                         FINANCIAL
                             [GRAPHIC]   INVESTORS
                                         TRUST


                           -------------------------
                                 ANNUAL REPORT
                           -------------------------





                                 April 30, 2000







GE ASSET MANAGEMENT
--------------------------------------------------------------------------------
THE INVESTMENT MANAGMENT ARM OF GE

INDEPENDENT AUDITORS' REPORT---------------------------------------------------

[LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
FINANCIAL INVESTORS TRUST:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund of Financial Investors Trust as of April 30, 2000, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund of Financial Investors Trust as of April 30, 2000, and the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 7, 2000



---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------

--------------------------------------------------------------------------    1

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000

Face Value                                                                                  Value*
----------                                                                                ----------
                   U.S. TREASURY OBLIGATIONS  25.31%
-----------------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Notes:
 $ 6,000,000        6.25%, 5/31/00                                                        $6,003,164
   6,000,000        5.88%, 6/30/00                                                         6,002,693
   5,000,000        6.25%, 8/31/00                                                         5,002,867
   3,000,000        5.25%, 1/31/01                                                         2,975,601
                                                                                          ----------


TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $19,984,325)                                                                      19,984,325
                                                                                          ----------

                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  74.61%                                              Collateral Value
-----------------------------------------------------------------------------------------------------------------------
  3,850,000        Repurchase agreement with Chase Securities Inc., 5.69%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Bill due 5/18/00 with a repurchase
                   amount of $3,850,609                                                    3,850,000         $3,928,259

  3,850,000        Repurchase agreement with CR Suisse First Boston, 5.65%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Note, 7.50% due 5/15/02 with a repurchase
                   amount of $3,850,604                                                    3,850,000          3,946,599

  3,850,000        Repurchase agreement with Deutsche Bank Corp., 5.68%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Notes, 5.38% - 5.50% due 7/31/00-12/31/00
                   with a repurchase amount of $3,850,607                                  3,850,000          3,927,840

  3,850,000        Repurchase agreement with Dresdner Kleinwort Benson, 5.68%, dated 4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Bond, 8.50% due 2/15/20 with a
                   repurchase amount of $3,850,607                                         3,850,000          3,933,146

  3,850,000        Repurchase agreement with Goldman Sachs, 5.67%, dated 4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury Note,
                   5.63% due 5/15/01 with a repurchase
                   amount of $3,850,606                                                    3,850,000          3,928,006


2  -----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)

                                                                                            Value*     Collateral Value
                                                                                          -----------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
 $3,850,000        Repurchase agreement with J.P. Morgan & Co. Inc., 5.72%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by
                   U.S. Treasury Bond, 8.50% due 2/15/20 with a repurchase
                   amount of $3,850,612                                                   $3,850,000         $3,927,471

  3,850,000        Repurchase agreement with Morgan Stanley Inc., 5.63%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Note, 4.50% due 9/30/00 with a repurchase
                   amount of $3,850,602                                                    3,850,000          3,929,625

  3,850,000        Repurchase agreement with Nesbitt Burns, 5.70%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by
                   U.S. Treasury Bill due 3/01/01, U.S. Treasury Bonds, 5.50% -
                   13.25% due 5/15/14 - 08/15/28, and U. S. Treasury Notes,
                   4.50% - 6.88% due 5/31/00 - 11/15/08 with a repurchase
                   amount of $3,850,610                                                    3,850,000          3,924,387

  3,850,000        Repurchase agreement with SG Cowen, 5.70%, dated 4/28/00
                   and maturing 5/1/00, collateralized by U.S. Treasury Note,
                   6.63% due 4/30/02, and a U.S.Treasury Bond, 9.38% due 2/15/06
                   with a repurchase amount
                   of $3,850,610                                                           3,850,000          3,932,872

 16,549,000        Repurchase agreement with State Street Bank Corp., 5.71%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Note, 7.50% due 2/15/05 with a
                   repurchase amount of $16,551,625                                       16,549,000         17,123,408

  3,850,000        Repurchase agreement with Warburg Dillon Reed, 5.71%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Bond, 8.38% due 8/15/08 with a
                   repurchase amount of $3,850,611                                         3,850,000          3,927,955

  3,850,000        Repurchase agreement with Wheat First Securities, 5.71%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Strip dated 02/15/01 with a repurchase
                   amount of $3,850,611                                                    3,850,000          3,927,643
                                                                                          -----------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $58,899,000)                                                                      58,899,000         60,354,411
                                                                                          -----------------------------


--------------------------------------------------------------------------    3

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)

                                                                                                               Value*
                                                                                                            -----------
TOTAL INVESTMENTS
  (Cost $78,883,325)                                                                           99.92%       $78,883,325

Other Assets in Excess of Liabilities                                                           0.08%            59,941
                                                                                          -----------------------------

NET ASSETS                                                                                    100.00%       $78,943,266
                                                                                          =============================

*See note 1 to financial statements.

4  -----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000

Face Value                                                                     Value*
----------                                                                  ------------
U.S. TREASURY OBLIGATIONS  3.11%
                     U.S. Treasury Note:
  $7,000,000            5.25%, 1/31/01                                        $6,943,067
                                                                            ------------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,943,067)                                                            6,943,067
                                                                            ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS  67.53%
----------------------------------------------------------------------------------------
                     Federal Farm Credit Bank DN
 10,000,000             5.72%, 5/8/00                                          9,988,729

                     Federal Home Loan Bank
  5,000,000             5.49%, 5/5/00                                          4,996,866

                     Federal Home Loan Mortgage Corp.
  8,000,000             5.91%, 5/16/00                                         7,980,173
 12,742,000             5.83%, 5/25/00                                        12,691,941
 13,000,000             5.89%, 6/1/00                                         12,933,556
 11,000,000             5.96%, 6/8/00                                         10,930,255
 12,000,000             6.11%, 7/27/00                                        11,822,805
 10,000,000             6.16%, 10/12/00                                        9,718,716

                     Federal National Mortgage Association
 11,270,000             5.78%, 5/4/00                                         11,264,498
 12,596,000             5.85%, 5/15/00                                        12,566,919
  5,000,000             5.86%, 6/1/00                                          4,974,559
  6,000,000             5.81%, 6/12/00                                         5,958,778
  9,000,000             6.06%, 7/6/00                                          8,899,723
  5,133,000             5.87%, 7/13/00                                         5,071,063
 12,000,000             5.90%, 8/3/00                                         11,812,584
  5,000,000             5.93%, 8/3/00                                          4,921,588
  4,265,000             6.13%, 9/14/00                                         4,166,047
                                                                            ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $150,698,800)                                                        150,698,800
                                                                            ------------


--------------------------------------------------------------------------    5

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)

                                                                                            Value*     Collateral Value
                                                                                          -----------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  29.77%
-----------------------------------------------------------------------------------------------------------------------
 $5,650,000        Repurchase agreement with Chase Securities Inc., 5.69%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by
                   U.S. Treasury Note, 5.50% due 2/15/08 with a
                   repurchase amount of $5,650,893                                        $5,650,000         $5,763,171

  5,650,000        Repurchase agreement with CR Suisse First Boston, 5.65%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Note, 7.50% due 5/15/02 with a repurchase
                   amount of $5,650,887                                                    5,650,000          5,788,694

  5,650,000        Repurchase agreement with Deutsche Bank Corp.,
                   5.68%, dated 4/28/00 and maturing 5/1/00,
                   collateralized by U.S. Treasury Note, 6.50%
                   due 5/15/05 with a repurchase amount of $5,650,891                      5,650,000          5,763,272

  5,650,000        Repurchase agreement with Dresdner Kleinwort, 5.68%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Bond, 8.13% due 8/15/21 with a repurchase amount of $5,650,891          5,650,000          5,768,258

  5,650,000        Repurchase agreement with Goldman Sachs, 5.67%, dated 4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury Bill due
                   7/13/00 with a repurchase amount of $5,650,890                          5,650,000          5,763,363

  5,650,000        Repurchase agreement with J.P. Morgan & Co., Inc., 5.72%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Bond, 8.50% due 2/15/00 with a repurchase
                   amount of $5,650,898                                                    5,650,000          5,764,087

  5,650,000        Repurchase agreement with Morgan Stanley Inc., 5.63%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Bond, 6.50% due 11/15/26, and U.S. Treasury Strip due 7/15/02
                   with a repurchase amount of $5,650,884                                  5,650,000          5,829,926

  5,650,000        Repurchase agreement with Nesbitt Burns, 5.70%, dated 4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury Notes,
                   5.63% due 2/28/01 - 5/15/01 with a repurchase amount of $5,650,895      5,650,000          5,763,817


6  -----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)

                                                                                            Value*     Collateral Value
                                                                                          -----------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED BY
                   U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
 $5,650,000        Repurchase agreement with SG Cowen, 5.70%, dated
                   4/28/00 and maturing 5/1/00, collateralized by
                   U.S. Treasury Bills due 6/8/00 - 10/26/00, and
                   U.S. Treasury Notes, 4.25% - 7.88% due 6/30/00 -
                   10/15/06 with a repurchase amount of $5,650,895                        $5,650,000         $5,774,881

  4,274,000        Repurchase agreement with State Street Bank Corp.,
                   5.71%, dated 4/28/00 and maturing 5/1/00,
                   collateralizedby U.S. Treasury Note, 7.50% due
                   2/15/05 with a repurchase amount of $4,274,678                          4,274,000          4,422,038

  5,650,000        Repurchase agreement with Warburg Dillon Reed, 5.70%, dated
                   4/28/00 and maturing 5/1/00, collateralized by U.S. Treasury
                   Bond, 8.38% due 8/15/08 with a repurchase amount of $5,650,895          5,650,000         5,767,024

  5,650,000        Repurchase agreement with Wheat First Securities, 5.71%,
                   dated 4/28/00 and maturing 5/1/00, collateralized by U.S.
                   Treasury Strips due 2/15/01 - 11/15/07 with a repurchase
                   amount of $5,650,896                                                    5,650,000          5,763,482
                                                                                          -----------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $66,424,000)                                                                      66,424,000         67,932,013
                                                                                          -----------------------------

TOTAL INVESTMENTS
  (Cost $224,065,867)                                              100.41%               224,065,867

Other Liabilities in Excess of  Assets                              (0.41)%                (913,455)
                                                                ------------------------------------

NET ASSETS                                                         100.00%              $223,152,412
                                                                ====================================


*See note 1 to financial statements.


--------------------------------------------------------------------------    7

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000

Face Value                                                                       Value*
----------                                                                       ------
                   U.S. TREASURY OBLIGATIONS  1.29%
-----------------------------------------------------------------------------------------
                     U.S. Treasury Note:
   $900,000             6.25%, 5/31/00                                          $900,475
    900,000             5.88%, 6/30/00                                           900,404
                                                                              ----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,800,879)                                                            1,800,879
                                                                              ----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS 19.94%
----------------------------------------------------------------------------------------
                     Federal Home Loan Bank
  5,000,000             5.49%, 5/5/00                                          4,996,865

                     Federal Home Loan Mortgage Corp.
  6,160,000             6.16%, 10/12/00                                        5,986,729

                     Federal National Mortgage Association
  5,000,000             5.78%, 5/4/00                                          4,997,559
  3,000,000             5.85%, 5/11/00                                         2,995,054
  5,000,000             5.86%, 6/1/00                                          4,974,559
  4,000,000             5.81%, 6/12/00                                         3,972,519
                                                                              ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $27,923,285)                                                          27,923,285
                                                                              ----------


Due Date           Discount Rate or Coupon Rate       Principal Amount
--------           ----------------------------       ----------------

                   CERTIFICATES OF DEPOSIT 25.35%
----------------------------------------------------------------------------------------
Bank of America
7/21/00            6.21%                                     $6,160,000         6,160,000

Bayerische Hypotheken Vereinsbank
5/8/00             5.99%                                      5,500,000         5,500,000

Canadian Imperial Bank of Commerce
7/27/00            6.31%                                      6,040,000         6,040,000


8  -----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)

Due Date           Discount Rate or Coupon Rate       Principal Amount
--------           ----------------------------       ----------------

                   CERTIFICATES OF DEPOSIT  (CONTINUED)
----------------------------------------------------------------------------------------
Deutsche Bank
7/14/00            6.23%                                     $5,800,000       $5,800,000

Societe General Bank
6/1/00             6.00%                                      5,850,000         5,850,000

Wachovia Bank Corp.
5/30/00            6.04%                                      6,160,000         6,160,000
                                                                              -----------

TOTAL CERTIFICATES OF DEPOSIT
  (Cost $35,510,000)                                                           35,510,000
                                                                              -----------

                   COMMERCIAL PAPER  44.92%
-----------------------------------------------------------------------------------------
Abbey National PLC
7/6/00             6.09%                                      5,600,000        5,537,166

Bank of Nova Scotia
6/29/00            6.06%                                      5,200,000        5,148,242

Credit Suisse Group
7/24/00            6.18%                                      6,090,000        6,002,092

Goldman Sachs
5/8/00             5.90%                                     18,000,000       17,979,076

Halifax Building Society
5/2/00             5.87%                                      5,000,000        4,999,177

Halifax Building Society
5/2/00             6.03%                                        700,000          699,882

Merrill Lynch & Co.
5/1/00             5.91%                                      5,500,000        5,500,000

Morgan Stanley Dean Witter
5/1/00             5.90%                                      5,850,000        5,850,000

Salomon Smith Barney
6/5/00             6.09%                                      5,470,000        5,437,601


--------------------------------------------------------------------------    9

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2000 (CONTINUED)


Due Date           Discount Rate or Coupon Rate       Principal Amount
--------           ----------------------------       ----------------

                   COMMERCIAL PAPER  (CONTINUED)
-----------------------------------------------------------------------------------------
Wells Fargo & Co.
6/19/00            6.04%                                   $  5,800,000      $  5,752,125
                                                           ------------------------------

TOTAL COMMERCIAL PAPER
  (Cost $62,905,361)                                                           62,905,361
                                                                             ------------

                   TIME DEPOSITS 8.81%
-----------------------------------------------------------------------------------------
Chase Manhattan
5/1/00             6.06%                                      3,000,000         3,000,000

Royal Bank of Canada
5/1/00             6.00%                                      5,000,000         5,000,000

State Street Corp.
5/1/00             5.94%                                      4,333,000         4,333,000
                                                           ------------------------------

TOTAL TIME DEPOSITS
  (Cost $12,333,000)                                                           12,333,000
                                                                             ------------

TOTAL INVESTMENTS
  (Cost $140,472,525)                                            100.31%      140,472,525

Liabilities in Excess of Other Assets                             (0.31)%        (435,768)
                                                           ------------------------------

NET ASSETS                                                       100.00%     $140,036,757
                                                           ==============================


*See note 1 to financial statements.


10  ----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000

                                                      U.S. TREASURY    U.S. GOVERNMENT     PRIME
                                                       MONEY MARKET      MONEY MARKET   MONEY MARKET
                                                          FUND              FUND            FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement                       $78,883,325     $224,065,867     $140,472,525
Interest receivable                                        394,869          123,350          254,816
Prepaid and other assets                                     2,815           27,588            1,403
-------------------------------------------------------------------------------------------------------

     Total Assets                                       79,281,009      224,216,805      140,728,744
-------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                          319,338        1,027,836          654,010
Accrued investment advisory fee                              2,852            7,076            5,234
Accrued administration fee                                  14,167           26,306           18,657
Other payables                                               1,386            3,175           14,086
-------------------------------------------------------------------------------------------------------

     Total Liabilities                                     337,743        1,064,393          691,987
-------------------------------------------------------------------------------------------------------

NET ASSETS                                             $78,943,266     $223,152,412     $140,036,757
-------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                        $78,970,903     $223,318,023     $140,043,442
Accumulated net realized loss                              (27,637)        (165,611)          (6,685)
-------------------------------------------------------------------------------------------------------

NET ASSETS                                             $78,943,266     $223,152,412     $140,036,757(2)
-------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding (3)           78,970,903      223,166,734      140,043,442(2)
-------------------------------------------------------------------------------------------------------

Net asset value and redemption value per share               $1.00            $1.00            $1.00
-------------------------------------------------------------------------------------------------------


(1) Including repurchase agreements for the U.S. Treasury Money Market and U.S. Government Money Market Funds in the amounts of $58,899,000 and $66,424,000, respectively.

(2)  Prime Money Market Fund                            Net Assets     Shares Outstanding
                                                        ----------     ------------------
           Class I                                      140,004,605       140,011,271
           Class II                                          32,152            32,171

(3) On April 30, 2000, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.


--------------------------------------------------------------------------    11

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2000

                                                    U.S. TREASURY        U.S. GOVERNMENT           PRIME
                                                    MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                        FUND                  FUND                 FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $4,737,667           $15,272,941           $10,120,265
-----------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                        45,466               114,194                72,352
Administration services (Note 2)                       598,357               456,100               394,851
Legal                                                    1,115                     -                 4,972
Amortization of organization costs                       5,111                     -                     -
Insurance                                                6,228                 9,068                     -
SEC Registration                                             -                15,810                28,989
State Registration                                       1,227                13,382                     -
  Class I                                                    -                     -                 5,918
  Class II                                                   -                     -                    11
Distribution - Class II                                      -                     -                   363
Other                                                    4,564                 9,703                 3,742
-----------------------------------------------------------------------------------------------------------

Total Expenses                                         662,068               618,257               511,198
-----------------------------------------------------------------------------------------------------------

Expenses waived by administrator                      (361,831)              (46,805)            (148,438)
-----------------------------------------------------------------------------------------------------------

Net Expenses                                           300,237               571,452               362,760
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                4,437,430            14,701,489             9,757,505
-----------------------------------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENTS                             -               (1,193)               (6,728)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $4,437,430           $14,700,296            $9,750,777
-----------------------------------------------------------------------------------------------------------


See notes to financial statements.


12  ----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   U.S. TREASURY                     U.S. GOVERNMENT
                                                   MONEY MARKET                       MONEY MARKET
                                                       FUND                               FUND
------------------------------------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                         APRIL 30, 2000   APRIL 30, 1999      APRIL 30, 2000  APRIL 30, 1999
                                         -------------------------------------------------------------------
OPERATIONS
Net investment income                      $4,437,430       $6,456,665         $14,701,489     $10,301,027
Net realized loss on investments                    -                -             (1,193)               -
------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                          4,437,430        6,456,665          14,700,296      10,301,027
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                       (4,437,430)      (6,456,665)        (14,701,489)    (10,301,027)
------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                               154,467,209      188,834,889         984,216,243     826,998,395
Dividends reinvested                        4,037,883        6,860,511          12,733,950      10,370,767
Shares redeemed                          (170,424,178)    (243,001,992)     (1,126,129,656)   (635,258,161)
------------------------------------------------------------------------------------------------------------

Change in net assets derived from
   beneficial interest transactions       (11,919,086)     (47,306,592)      (129,179,463)     202,111,001
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS                          (11,919,086)     (47,306,592)      (129,180,656)     202,111,001

NET ASSETS:
Beginning of period                        90,862,352      138,168,944        352,333,068     150,222,067
------------------------------------------------------------------------------------------------------------

End of period                             $78,943,266      $90,862,352        $223,152,412    $352,333,068
------------------------------------------------------------------------------------------------------------

(1) At net asset value of $1.00 per share.


See notes to financial statements.


--------------------------------------------------------------------------    13

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
                                                            For the                   For the Period
                                                           Year Ended              December 10, 1998 to
                                                         April 30, 2000               April 30, 1999
-------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $9,757,505                   $1,213,920
Net realized gain (loss) on investments                       (6,728)                           43
-------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                                          9,750,777                    1,213,963
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                 (9,750,052)                   (1,212,272)
  Class II                                                    (7,453)                       (1,648)
-------------------------------------------------------------------------------------------------------

Net decrease in net assets from distributions             (9,757,505)                   (1,213,920)
-------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                         994,770,000                  265,150,363
      Dividends reinvested                                  4,930,917                      439,755
      Shares redeemed                                 (1,026,946,937)                  (98,332,827)
  Class II
      Shares sold                                           2,375,000                      380,613
      Dividends reinvested                                      6,910                        1,648
      Shares redeemed                                     (2,352,000)                     (380,000)
-------------------------------------------------------------------------------------------------------

Change in net assets derived from
  beneficial interest transactions                       (27,216,110)                   167,259,552
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (27,222,838)                  167,259,595

NET ASSETS:
Beginning of period                                       167,259,595                            -
-------------------------------------------------------------------------------------------------------

End of period                                            $140,036,757                 $167,259,595
-------------------------------------------------------------------------------------------------------

(1) At net asset value of $1.00 per share.


See notes to financial statements.


14  ----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------


U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                                                      For the Year Ended April 30,
                                                            2000      1999        1998      1997      1996
                                                            -----------------------------------------------
Net asset value - beginning of period                       $1.00     $1.00      $1.00      $1.00     $1.00
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05      0.05       0.05       0.05      0.05
-----------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        (0.05)    (0.05)     (0.05)     (0.05)    (0.05)
-----------------------------------------------------------------------------------------------------------
Net asset value - end of period                             $1.00     $1.00      $1.00      $1.00     $1.00
-----------------------------------------------------------------------------------------------------------
Total return                                                 5.01%     4.90%      5.30%      5.15%     5.44%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $78,943   $90,862    $138,169   $167,692  $316,364
-----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                      0.33%     0.33%      0.33%      0.30%     0.30%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                         4.85%     4.83%      5.18%      5.02%     5.36%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                        0.72%     0.57%      0.55%      0.67%     0.71%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                     4.46%     4.59%      4.96%      4.65%     4.95%
-----------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.


See notes to financial statements.


--------------------------------------------------------------------------    15

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                                     For the Year Ended April 30,
                                                            2000      1999        1998      1997      1996
                                                 ----------------------------------------------------------
Net asset value - beginning of period                       $1.00     $1.00       $1.00     $9.97     $9.97
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05      0.05        0.05      0.14      0.55
-----------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        (0.05)    (0.05)      (0.05)    (0.14)    (0.55)
Stock Split (Note 3)                                         0.00      0.00        0.00     (8.97)     0.00
-----------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                              (0.05)    (0.05)      (0.05)    (9.11)    (0.55)
-----------------------------------------------------------------------------------------------------------
Net asset value - end of period                             $1.00     $1.00       $1.00     $1.00     $9.97
-----------------------------------------------------------------------------------------------------------
Total return                                                 5.27%     5.16%       5.48%     5.23%     5.65%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                          $223,152  $352,333   $150,222    $87,416  $31,082
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.20%     0.20%       0.20%     0.23%     0.60%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                         5.12%     5.01%       5.35%     5.13%     5.38%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                        0.22%     0.24%       0.31%     0.39%     0.85%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                     5.10%     4.96%       5.24%     4.97%     5.12%
-----------------------------------------------------------------------------------------------------------

(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.


See notes to financial statements.


16  ----------------------------------------------------------------------------

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                             For the                             For the
                                                          For the            Period            For the            Period
                                                            Year           December 10,          Year           December 23,
                                                           Ended             1998 to             Ended             1998 to
                                                       April 30, 2000    April 30, 1999(1)  April 30, 2000     April 30, 1999(1)
                                                       -------------------------------------------------------------------------
                                                                     Class I                             Class II
                                                       -------------------------------------------------------------------------
Net asset value - beginning of period                       $1.00               $1.00            $1.00               $1.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05                0.02             0.05                0.02
--------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        (0.05)              (0.02)           (0.05)              (0.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                             $1.00               $1.00            $1.00               $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return                                                 5.43%              $4.82(2)          5.17%               4.55%(2)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                          $140,005            $167,257              $32                  $2
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.20%               0.20%(2)         0.45%               0.45%(2)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                         5.37%               4.71%(2)         5.11%               4.53%(2)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                        0.28%               0.66%(2)         0.57%               1.24%(2)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                     5.28%               4.25%(2)         4.99%               3.74%(2)
--------------------------------------------------------------------------------------------------------------------------------

(1) Class I and Class II commenced operations on December 10, 1998 and December 23, 1998 respectively.
(2) Annualized


See notes to financial statements.


--------------------------------------------------------------------------    17

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The Prime Money Market Fund offers two classes of shares (Class I and Class
II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

     ORGANIZATION COSTS: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund had deferred certain organization costs. Such costs were amortized over a 60 month period from the commencement of operations and were fully amortized at April 30, 2000.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds based on average net assets.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


18  ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------


2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury              U.S. Government                     Prime
Average Net Assets            Money Market Fund           Money Market Fund              Money Market Fund
------------------            -----------------           -----------------              -----------------
First $500 million                  0.05%                       0.04%                          0.04%
Next $500 million                  0.075%                       0.06%                          0.06%
Next $500 million                   0.10%                       0.08%                          0.08%
In excess of $1.5 billion           0.15%                       0.08%                          0.08%

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury              U.S. Government                     Prime
Average Net Assets            Money Market Fund*          Money Market Fund*             Money Market Fund*
------------------            -----------------           -----------------              -----------------
First $500 million                  0.26%                       0.16%                          0.16%
Next $500 million                   0.24%                       0.14%                          0.14%
In excess of $1 billion             0.22%                       0.12%                          0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

     ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS until at least April 30, 2001. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

     The Trustees have adopted a Distribution Plan of behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .25% of the average net assets of Class II.

     One shareholder of the U.S. Treasury Money Market Fund owned 21.4 percent of that Fund's outstanding shares at April 30, 2000. One shareholder of the Prime Money Market Fund owned 76.5 percent of that Fund's outstanding shares at April 30, 2000.

3.   FUNDAMENTAL CHANGES

     At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.


--------------------------------------------------------------------------    19